Income Taxes (Tables)	12 Months Ended
Jan. 31, 2022
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign

Year Ended	January 31,	January 31,	January 31,
	2022	2021	2020

Canada	36,312	31,307	19,557
United States	32,338	26,072	19,962
Other countries	33,960	12,990	8,516
	102,610	70,369	48,035

Schedule of components of Income Tax Expense (Benefit)

Year Ended	January 31,	January 31,	January 31,
	2022	2021	2020
Current income tax expense
Canada	1,817	1,875	1,020
United States	8,689	(3,050)	3,496
Other countries	4,308	4,921	779
	14,814	3,746	5,295
Deferred income tax expense (recovery)
Canada	8,381	7,047	5,008
United States	1,941	9,537	1,390
Other countries	(8,808)	(2,061)	(655)
	1,514	14,523	5,743
	16,328	18,269	11,038

Schedule of deferred tax assets and liabilities

	January 31,	January 31,
	2022	2021
Assets
Accrued liabilities not currently deductible	5,408	4,471
Accumulated net operating losses	10,594	12,866
Corporate minimum taxes	2,346	1,596
Difference between tax and accounting basis of property and equipment	12,021	23,754
Research and development and other tax credits and expenses	1,172	1,649
Total deferred income tax assets	31,541	44,336
Liabilities
Difference between tax and accounting basis of intangible assets	(47,255)	(45,030)
Difference between tax and accounting basis of property and equipment	—	—
Other temporary differences	(2,886)	(2,109)
Total deferred income tax liabilities	(50,141)	(47,139)
Net deferred income taxes	(18,600)	(2,803)
Valuation allowance	(1,961)	(11,365)
Net deferred income taxes, net of valuation allowance	(20,561)	(14,168)

Schedule of effective income tax rate reconciliation

Year Ended	January 31,	January 31,	January 31,
	2022	2021	2020
Income before income taxes	102,610	70,369	48,033

Combined basic Canadian statutory rates	26.5%	26.5%	26.5%

Income tax expense based on the above rates	27,192	18,648	12,729
Increase (decrease) in income taxes resulting from:
Permanent differences	3,467	875	(673)
Effect of differences between Canadian and foreign tax rates	(1,855)	(600)	(274)
Effect of rate changes on current year timing differences	(1,085)	(1,063)	(609)
Adjustments relating to previous periods	(569)	(1,034)	94
Increase (decrease) in accruals for uncertain tax positions	(849)	1,289	(1,042)
Valuation allowance	(9,102)	254	692
Stock based compensation	—	100	352
Other, including foreign exchange	(871)	(200)	(231)
Income tax expense	16,328	18,269	11,038

Summary of operating loss carryforwards

Expiry year	Canada	United States	EMEA	Asia Pacific	Total
2023	—	—	—	49	49
2024	—	—	—	186	186
2025	—	—	40	67	107
2026	—	—	—	—	—
2027	—	417	—	352	769
Thereafter	8,022	1,473	33,054	1,553	44,102
	8,022	1,890	33,094	2,207	45,213

Schedule of unrecognized tax benefits roll forward

	January 31,	January 31,
	2022	2021
Liability, beginning of year	8,393	6,650
Gross increases – current period	333	2,502
Lapsing due to statutes of limitations	(1,372)	(759)
Liability, end of year	7,354	8,393